Income Taxes (Tables)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Summary of net deferred tax assets
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2020	2019
Deferred tax assets:
Non-qualified stock compensation	124	35
Lease liabilities	1,176	188
Other	8	6
R&D credit carryforwards	1,733	625
Net operating loss carryforwards	13,516	6,758

Total deferred tax assets	16,557	7,612
Valuation allowance	(11,747)	(6,529)

Total deferred tax assets net of valuation allowance	4,810	1,083

Deferred tax liabilities:
Depreciation and amortization	(173)	(142)
Right of use assets	(1,135)	(175)
Capitalized patents	(181)	(102)
Internally developed software	(354)	(104)
Capitalized R&D expense	(2,967)	(560)

Total deferred tax liabilities	(4,810)	(1,083)

Net deferred tax assets (liabilities)	—	—

Summary of reconciliation of the statutory federal income tax rate (benefit) and effective tax rate (benefit)
The Company’s provision for income taxes differs from the amount determined by applying the applicable federal statutory tax rate to the loss before income taxes due to the valuation allowance for the net deferred income tax assets. A reconciliation of the U.S. statutory tax rate to our effective tax rate is presented below:

	Years Ended December 31,
	2020	2019
U.S. federal statutory income tax rate	21.00%	21.00%
State and local income taxes	6.31%	6.25%
R&D tax credits	7.18%	3.89%
Stock- based compensation	-0.73%	-0.68%
Valuation allowance	-33.83%	-30.27%
Other	0.07%	-0.19%

Effective tax rate	0.00%	0.00%

dMY TECHNOLOGY GROUP, INC. III [Member]
Summary of income tax provision (benefit)
The income tax provision (benefit) consists of the following for the period from September 14, 2020 (inception) through December 31, 2020:

Current
Federal	$—
State	—
Deferred
Federal	(3,405,066)
State	—
Valuation allowance	3,405,066

Income tax provision	$—

Summary of net deferred tax assets
The Company’s net deferred tax assets are as follows as of December 31, 2020:

Deferred tax assets:
Net operating loss carryforwards	$3,131,639
Start-up/organizational costs	273,426

Total deferred tax assets	3,405,066
Valuation allowance	(3,405,066)

Deferred tax asset, net of allowance	$—

Summary of reconciliation of the statutory federal income tax rate (benefit) and effective tax rate (benefit)
A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows for the period from September 14, 2020 (inception) through December 31, 2020:

Statutory Federal income tax rate	21.0%
Change in Valuation Allowance	(21.0)%

Income Taxes Benefit	0.0%